Taxes (Details) - Schedule of income(loss) before provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRC [Member]
Schedule of income(loss) before provision for income taxes [Line Items]
Income tax provision	$ 933,868	$ 2,044,086	$ 1,491,960
US [Member]
Schedule of income(loss) before provision for income taxes [Line Items]
Income tax provision	(2,212,526)	(1,521,040)	(1,641,405)
Total Income (Loss) before Income Taxes	$ (1,278,658)	$ (523,046)	$ 149,445